Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
	As of December 31,	As of June 30,
	2024	2025
	USD’000 (audited)	USD’000 (unaudited)
Raw materials	295	430
Packaging and other materials	4	4
Growing leaves	1,257	1,372
Finished goods	313	1,927
	1,869	3,733

	As of December 31,
	2023	2024
	USD’000	USD’000
Raw materials	314	295
Packaging and other materials	2	4
Growing leaves	1,301	1,257
Finished goods	397	313
	2,014	1,869